Other Receivable and Prepaid Expenses (Details Textual) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Other Receivable and Prepaid Expenses (Textual)
Biotechnology tax credit receivable	$ 6,000		$ 232,000